Operating segment and geographic data (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Revenues	$ 41,848	$ 39,336	$ 37,990
Long-lived assets at December 31	6,254	5,947
Europe
Segment Reporting Information
Revenues	14,385	14,073	14,657
Long-lived assets at December 31	3,798	3,543
The Americas
Segment Reporting Information
Revenues	12,115	10,699	9,043
Long-lived assets at December 31	1,450	1,347
Asia
Segment Reporting Information
Revenues	11,230	10,750	10,136
Long-lived assets at December 31	850	883
Middle East and Africa
Segment Reporting Information
Revenues	4,118	3,814	4,154
Long-lived assets at December 31	$ 156	$ 174